Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.125 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	0.495
Maximum Aggregate Offering Price	$ 2,970,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 410.16
Offering Note	(1) This registration statement on Form S-8 (this "Registration Statement") registers 6,000,000 Class A ordinary shares, of the Registrant issuable pursuant to the 2025 Share Incentive Plan (the "2025 Plan"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the 2025 Plan to prevent dilution from stock splits, stock dividends or similar transactions as provided in the 2025 Plan. (2) The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on December 19, 2025, a date within five (5) business days prior to the date of the filing of this Registration Statement